DEBT (Details) (USD $)	12 Months Ended			0 Months Ended	8 Months Ended	1 Months Ended	3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 01, 2013	Dec. 31, 2013	Jan. 31, 2008	Dec. 31, 2013	Jun. 30, 2014	Sep. 30, 2014	Dec. 31, 2014	Mar. 31, 2014	Mar. 31, 2015	May 31, 2012	Feb. 29, 2012	Jan. 31, 2012	Aug. 31, 2007	Jan. 31, 2005	Oct. 01, 2013	Oct. 28, 2013	Jul. 26, 2013	May 09, 2014	Sep. 18, 2014	Oct. 16, 2014	Feb. 05, 2014	Dec. 22, 2014	Nov. 30, 2014	Dec. 04, 2013	Mar. 31, 2012	Apr. 30, 2011	Feb. 01, 2014	Feb. 28, 2014 ship
Debt:
Declared dividend per share (USD per share)	$ 1.80	$ 1.80			$ 1.80		$ 1.80			$ 1.80
Components of long-term debt:
Total long-term debt due to third parties	$ 1,380,787,000	$ 667,028,000			$ 667,028,000		$ 667,028,000			$ 1,380,787,000
Total long-term debt due to related parties	0	50,000,000			50,000,000		50,000,000			0
Total long-term debt (including related parties)	1,380,787,000	717,028,000			717,028,000		717,028,000			1,380,787,000
Less: current portion of long-term debt due to third parties and related parties	(116,431,000)	(30,784,000)			(30,784,000)		(30,784,000)			(116,431,000)
Maturity period of debt	10 years
Repayments of long-term debt:
2014	116,431,000									116,431,000
2015	83,831,000									83,831,000
2016	390,668,000									390,668,000
2017	80,445,000									80,445,000
2018	132,460,000									132,460,000
Long-term Debt and Due to Related Parties, Maturities, Repayments of Principal after Year Five	576,952,000									576,952,000
Credit facilities:
Line of Credit Facility, Maximum Borrowing Capacity	858,500,000									858,500,000
Weighted average interest rate	3.35%	3.45%			3.45%		3.45%			3.35%
Description of variable rate basis	LIBOR
Total assets	3,991,993,000	2,665,221,000	2,414,399,000		2,665,221,000		2,665,221,000			3,991,993,000
Net (loss) income attributable to Golar LNG Ltd	(43,121,000)	135,713,000	971,303,000
Golar Viking facility | Investor Bank [Member]
Credit facilities:
Total assets	0									0
Net (loss) income attributable to Golar LNG Ltd	0
Unsecured debt | World Shipholding facility
Components of long-term debt:
Total long-term debt (including related parties)	0	50,000,000			50,000,000		50,000,000			0
Debt Instrument, Maturity Date	Sep. 30, 2015
Credit facilities:
Line of Credit Facility, Maximum Borrowing Capacity													120,000,000	250,000,000	145,000,000
Description of variable rate basis	LIBOR
Basis spread on variable rate	3.00%			3.50%	3.00%
Commitment fee percentage	0.75%
Secured debt | Golar Arctic facility
Components of long-term debt:
Total long-term debt (including related parties)	87,500,000	91,250,000			91,250,000		91,250,000			87,500,000
Debt Instrument, Maturity Date	Dec. 29, 2019
Credit facilities:
Line of Credit Facility, Maximum Borrowing Capacity	87,500,000					120,000,000				87,500,000
Description of variable rate basis						LIBOR
Basis spread on variable rate	2.25%					0.93%
Debt instrument, maturity term						7 years
Final payment amount	52,800,000					86,300,000				52,800,000
Secured debt | Golar Viking facility
Components of long-term debt:
Total long-term debt (including related parties)	82,000,000	86,400,000			86,400,000		86,400,000			82,000,000
Debt Instrument, Maturity Date	Aug. 31, 2017
Credit facilities:
Line of Credit Facility, Maximum Borrowing Capacity																	120,000,000
Description of variable rate basis	LIBOR
Basis spread on variable rate	0.70%
Debt instrument, maturity term	10 years
Final payment amount	71,000,000									71,000,000
Current borrowing capacity																120,000,000
Amount outstanding															120,000,000
Secured debt | Golar Seal Facility [Member]
Components of long-term debt:
Total long-term debt (including related parties)	117,273,000	127,935,000			127,935,000		127,935,000			117,273,000
Secured debt | Golar Seal Facility [Member] | Line of credit
Credit facilities:
Line of Credit Facility, Maximum Borrowing Capacity																		133,200,000
Proceeds from Lines of Credit							127,900,000
Secured debt | Golar Seal Facility [Member] | Commercial Loan Tranche [Member]
Components of long-term debt:
Debt Instrument, Maturity Date	Dec. 31, 2018
Secured debt | Golar Seal Facility [Member] | Term loan facility [Member]
Components of long-term debt:
Debt Instrument, Maturity Date	Dec. 31, 2025
Secured debt | Golar Celsius facility [Member]
Components of long-term debt:
Total long-term debt (including related parties)	117,721,000	128,423,000			128,423,000		128,423,000			117,721,000
Secured debt | Golar Celsius facility [Member] | Line of credit
Credit facilities:
Line of Credit Facility, Maximum Borrowing Capacity																			133,200,000
Proceeds from Lines of Credit							128,400,000
Secured debt | Golar Celsius facility [Member] | Commercial Loan Tranche [Member]
Components of long-term debt:
Debt Instrument, Maturity Date	Dec. 31, 2018
Secured debt | Golar Celsius facility [Member] | Term loan facility [Member]
Components of long-term debt:
Debt Instrument, Maturity Date	Dec. 31, 2025
Secured debt | $1.125 billion newbuild facility | Line of credit
Debt:
Number of vessels	8									8
Credit facilities:
Line of Credit Facility, Maximum Borrowing Capacity	1,125,000,000.000	266,400,000			266,400,000		266,400,000			1,125,000,000.000										1,125,000,000.000
Description of variable rate basis	LIBOR
Final payment amount																				131,000,000
Proceeds from Lines of Credit	841,500,000	256,300,000
Secured debt | $449 million newbuild facility | Line of credit
Debt:
Percentage guaranteed	95.00%									95.00%
Credit facilities:
Line of Credit Facility, Maximum Borrowing Capacity																				449,000,000
Proportion of facility																				40.00%
Debt instrument, maturity term	12 years
Long-term Debt, Maturities, Repayment Terms	Six-monthly installments
Secured debt | $450 million newbuild facility | Line of credit
Credit facilities:
Line of Credit Facility, Maximum Borrowing Capacity																				450,000,000
Proportion of facility																				40.00%
Debt instrument, maturity term	12 years
Long-term Debt, Maturities, Repayment Terms	Six-monthly installments
Secured debt | $226 million newbuild facility | Line of credit
Credit facilities:
Line of Credit Facility, Maximum Borrowing Capacity																				226,000,000
Proportion of facility																				20.00%
Debt instrument, maturity term	5 years
Long-term Debt, Maturities, Repayment Terms	Six-monthly installments, unpaid balance to be refinanced after 5 years
Secured debt | Golar Crystal facility [Member]
Components of long-term debt:
Total long-term debt (including related parties)	122,602,000	0			0		0			122,602,000
Secured debt | Golar Crystal facility [Member] | Line of credit
Credit facilities:
Line of Credit Facility, Maximum Borrowing Capacity																					133,200,000
Proceeds from Lines of Credit								127,900,000
Secured debt | Golar Penguin facility [Member]
Components of long-term debt:
Total long-term debt (including related parties)	128,885,000	0			0		0			128,885,000
Secured debt | Golar Penguin facility [Member] | Line of credit
Credit facilities:
Line of Credit Facility, Maximum Borrowing Capacity																						133,200,000
Proceeds from Lines of Credit									128,900,000
Secured debt | Golar Bear facility [Member]
Components of long-term debt:
Total long-term debt (including related parties)	129,299,000	0			0		0			129,299,000
Secured debt | Golar Bear facility [Member] | Line of credit
Credit facilities:
Line of Credit Facility, Maximum Borrowing Capacity																						133,200,000
Proceeds from Lines of Credit									129,300,000
Secured debt | Golar Frost facility [Member]
Components of long-term debt:
Total long-term debt (including related parties)	131,298,000	0			0		0			131,298,000
Secured debt | Golar Frost facility [Member] | Line of credit
Credit facilities:
Line of Credit Facility, Maximum Borrowing Capacity																							134,800,000
Proceeds from Lines of Credit										131,300,000
Secured debt | Golar Glacier Facility [Member]
Components of long-term debt:
Total long-term debt (including related parties)	185,600,000	0			0		0			185,600,000
Credit facilities:
Final payment amount																							80,300,000
Secured debt | Golar Glacier Facility [Member] | Glacier Senior facility [Member]
Components of long-term debt:
Total long-term debt (including related parties)	153,000,000									153,000,000
Secured debt | Golar Glacier Facility [Member] | Golar Glacier Junior facility [Member]
Components of long-term debt:
Total long-term debt (including related parties)	32,600,000									32,600,000
Secured debt | Golar Igloo facility [Member] | Line of credit
Credit facilities:
Line of Credit Facility, Maximum Borrowing Capacity																								161,300,000
Proceeds from Lines of Credit											161,300,000
Secured debt | Golar Eskimo facility [Member] | Line of credit
Credit facilities:
Line of Credit Facility, Maximum Borrowing Capacity																									162,800,000
Proceeds from Lines of Credit											162,800,000
Shareholder Notes Payable | Keppel Shareholder Loan
Components of long-term debt:
Total long-term debt due to third parties	35,600,000									35,600,000
Total long-term debt (including related parties)	35,572,000	0			0		0			35,572,000
Debt Instrument, Maturity Date	Sep. 30, 2027
Shareholder Notes Payable | B&V Shareholder Loan
Components of long-term debt:
Total long-term debt due to third parties																										5,000,000.0
Total long-term debt (including related parties)	5,000,000	0			0		0			5,000,000
Debt Instrument, Maturity Date	Sep. 30, 2027
Convertible debt | Convertible bonds
Debt:
Debt instrument conversion price	$ 48.40									$ 48.40																	$ 50.28	$ 55
Components of long-term debt:
Total long-term debt (including related parties)	238,037,000	233,020,000			233,020,000		233,020,000			238,037,000
Debt Instrument, Maturity Date	Mar. 31, 2017
Minimum [Member]
Credit facilities:
Basis spread on variable rate	0.70%	0.70%
Minimum [Member] | Golar Seal Facility [Member]
Components of long-term debt:
Debt Instrument, Maturity Date	Jan. 10, 2018
Minimum [Member] | Golar Crystal facility [Member]
Components of long-term debt:
Debt Instrument, Maturity Date	Apr. 11, 2018
Minimum [Member] | Golar Penguin facility [Member]
Components of long-term debt:
Debt Instrument, Maturity Date	Mar. 24, 2018
Minimum [Member] | Secured debt | Golar Celsius facility [Member]
Components of long-term debt:
Debt Instrument, Maturity Date	Feb. 05, 2018
Minimum [Member] | Secured debt | Golar Bear facility [Member]
Components of long-term debt:
Debt Instrument, Maturity Date	Oct. 20, 2018
Minimum [Member] | Secured debt | Golar Frost facility [Member]
Components of long-term debt:
Debt Instrument, Maturity Date	Oct. 20, 2018
Minimum [Member] | Secured debt | Golar Glacier Facility [Member]
Components of long-term debt:
Debt Instrument, Maturity Date	Oct. 16, 2016
Maximum [Member]
Credit facilities:
Basis spread on variable rate	4.00%	3.00%
Maximum [Member] | Golar Seal Facility [Member]
Components of long-term debt:
Debt Instrument, Maturity Date	Jan. 10, 2025
Maximum [Member] | Golar Crystal facility [Member]
Components of long-term debt:
Debt Instrument, Maturity Date	Apr. 11, 2025
Maximum [Member] | Golar Penguin facility [Member]
Components of long-term debt:
Debt Instrument, Maturity Date	Mar. 24, 2025
Maximum [Member] | Secured debt | Golar Celsius facility [Member]
Components of long-term debt:
Debt Instrument, Maturity Date	Dec. 31, 2025
Maximum [Member] | Secured debt | Golar Bear facility [Member]
Components of long-term debt:
Debt Instrument, Maturity Date	Mar. 24, 2025
Maximum [Member] | Secured debt | Golar Frost facility [Member]
Components of long-term debt:
Debt Instrument, Maturity Date	Apr. 20, 2025
Maximum [Member] | Secured debt | Golar Glacier Facility [Member]
Components of long-term debt:
Debt Instrument, Maturity Date	Oct. 16, 2024
World Shipholding | Unsecured debt | World Shipholding facility
Components of long-term debt:
Total long-term debt (including related parties)		50,000,000			50,000,000		50,000,000
Credit facilities:
Line of Credit Facility, Maximum Borrowing Capacity																													80,000,000
Golar Eskimo [Member]
Credit facilities:
Total assets	284,955,000									284,955,000
Significant Acquisitions and Disposals, Assets Transferred																														390,000,000
Subsequent event | Secured debt | Golar Viking facility
Credit facilities:
Repayments of Debt												$ 82,000,000
Golar Glacier Facility Ship Sale
Credit facilities:
Number of Ships																															4